SIGNIFICANT ACCOUNTING POLICIES - Disclosure of Increase (Decrease) in Share Based Payment Due to Unobservable Input (Details) $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Resign before the milestone dates (1% movement)
Disclosure of Increase Decrease In Share Based Payment Due To Unobservable Input [Line Items]
Increase	$ (177)
Decrease	$ 180
Percent of movement
Milestones be achieved (6 months earlier or 6 months later)
Disclosure of Increase Decrease In Share Based Payment Due To Unobservable Input [Line Items]
Increase	$ (1,344)
Decrease	$ 1,898
Period In Movement Later	1.00%